19. Provisions	12 Months Ended
Dec. 31, 2017
Provisions [abstract]
Provisions

                (a)   Lawsuits and proceedings that resulted in provisions

(I) Statement of financial position details

The Company is party to a number of claims and legal proceedings arising in the normal course of business, including civil, tax, labor and environmental matters. Management recognizes provisions in the financial statements consistently with the recognition and measurement criteria established in Note 3.15. The ultimate timing and amounts of the payments depends on the outcome of the court cases. The provisions, net of escrow deposits are as follows:

	Provisions	Escrow deposits	December 31, 2017	Provisions	Escrow deposits	December 31, 2016
Customer claims (i)	438,619	(56,301)	382,318	572,210	(97,171)	475,039
Supplier claims (ii)	332,037	(259,608)	72,429	332,667	(251,510)	81,157
Other civil claims (iii)	114,544	(16,227)	98,317	131,286	(12,652)	118,634
Tax claims (iv)	77,100	(5,507)	71,593	69,898	(2,986)	66,912
Labor claims (v)	299,842	(6,741)	293,101	285,413	(3,202)	282,211
Environmental claims (vi)	160,446	-	160,446	150,084	(962)	149,122
Total	1,422,588	(344,384)	1,078,204	1,541,558	(368,483)	1,173,075

Current	607,959	-	607,959	730,334	-	730,334
Noncurrent	814,629	(344,384)	470,245	811,224	(368,483)	442,741

(II) Changes

	December 31, 2016	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2017
Customer claims (i)	572,210	26,642	44,805	(138,466)	(66,572)	438,619
Supplier claims (ii)	332,667	23,017	36,888	(39,433)	(21,102)	332,037
Other civil claims (iii)	131,286	13,517	12,057	(19,975)	(22,341)	114,544
Tax claims (iv)	69,898	6,877	7,392	(259)	(6,808)	77,100
Labor claims (v)	285,413	55,106	38,861	(43,498)	(36,040)	299,842
Environmental claims (vi)	150,084	32,377	16,156	(24,585)	(13,586)	160,446
Subtotal	1,541,558	157,536	156,159	(266,216)	(166,449)	1,422,588
Escrow deposits	(368,483)	(29,089)	(7,823)	15,354	45,657	(344,384)
Total	1,173,075	128,447	148,336	(250,862)	(120,792)	1,078,204

	December 31, 2015	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2016
Customer claims (i)	561,061	109,540	95,459	(87,334)	(106,516)	572,210
Supplier claims (ii)	296,660	12,885	43,679	(20,018)	(539)	332,667
Other civil claims (iii)	124,833	20,638	19,940	(8,080)	(26,045)	131,286
Tax claims (iv)	62,812	20,716	14,265	(4,621)	(23,274)	69,898
Labor claims (v)	283,991	51,408	29,419	(37,072)	(42,333)	285,413
Environmental claims (vi)	83,520	68,485	23,508	-	(25,429)	150,084
Subtotal	1,412,877	283,672	226,270	(157,125)	(224,136)	1,541,558
Escrow deposits	(330,663)	(38,269)	(27,153)	9,601	18,001	(368,483)
Total	1,082,214	245,403	199,117	(147,524)	(206,135)	1,173,075

	December 31, 2014	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2015
Customer claims (i)	638,637	34,868	96,735	(92,203)	(116,976)	561,061
Supplier claims (ii)	260,854	7,062	39,143	(5,837)	(4,562)	296,660
Other civil claims (iii)	126,403	13,022	20,643	(12,778)	(22,457)	124,833
Tax claims (iv)	55,554	1,501	8,557	(266)	(2,534)	62,812
Labor claims (v)	235,466	114,499	27,231	(23,431)	(69,774)	283,991
Environmental claims (vi)	226,404	17,072	16,247	(8,081)	(168,122)	83,520
Subtotal	1,543,318	188,024	208,556	(142,596)	(384,425)	1,412,877
Escrow deposits	(322,971)	(16,892)	(21,791)	26,061	4,930	(330,663)
Total	1,220,347	171,132	186,765	(116,535)	(379,495)	1,082,214

(b)      Lawsuits deemed as contingent liabilities

The Company is party to lawsuits and administrative proceedings relating to environmental, tax, civil and labor claims, which are assessed as contingent liabilities in the financial statements, since it either does not expect outflows to be required or the amount of the obligation cannot be reliably measured. Contingent liabilities are represented as follows:

	December 31, 2017	December 31, 2016
Customer claims (i)	219,900	306,500
Supplier claims (ii)	1,430,600	1,422,000
Other civil claims (iii)	733,100	709,400
Tax claims (iv)	1,291,000	1,143,000
Labor claims (v)	677,400	533,600
Environmental claims (vi)	3,879,000	3,317,600
Total	8,231,000	7,432,100

(c)      Explanation on the nature of main classes of lawsuits

(i)                     Customer claims

Approximately 1,070 lawsuits (1,140 as of December 31, 2016) were filed by commercial customers, who claim that their tariffs should correspond to other consumer categories, and 680 lawsuits (710 as of December 31, 2016) in which customers claim a reduction in the sewage tariff due to losses in the system, consequently requesting the refund of amounts charged by the Company and 50 lawsuits (50 as of December 31, 2016) in which customers plead the reduction in tariff under the category as “Social Welfare Entity”. The Company was granted both favorable and unfavorable final decisions at several court levels. The R$ 92,721 decrease in accrued lawsuits was mainly due to payments in the period, while the R$ 86,600 decrease in lawsuits deemed as contingent liabilities is mainly related to revision of expectations arising from court decisions in the period.

(ii)             Supplier claims

These lawsuits include lawsuits filed by some suppliers alleging underpayment of monetary restatements, withholding of amounts related to the understated inflation rates deriving from Real economic plan, and the economic and financial imbalance of the agreements, and are in progress at different courts.

(iii)           Other civil claims

These mainly refer to indemnities for property damage, pain and suffering, and loss of profits allegedly caused to third parties, filed at different court levels.

(iv)            Tax claims

Tax claims refer mainly to issues related to tax collections and fines in general challenged due to disagreements regarding notification or differences in the interpretation of legislation by the Company's management. The R$ 148,000 increase in lawsuits deemed as contingent liabilities is mainly related to the new claims filed and update of lawsuits in progress.

(a) In 2006, the Brazilian Federal Revenue Service, by means of a tax execution, verified the Company’s compliance with the tax obligations related to income tax and social contribution for calendar year 2001, and issued a tax assessment adjusted through December 31, 2017 in the amount of R$ 52,192 (R$ 50,203 as of December 31, 2016).  The Company appealed this recognition and was granted a partial relief in the first administrative instance. In December 2015, it filed a Voluntary Appeal against the part of the decision that was unfavorable to it. Management considers that this administrative proceeding is deemed as a contingent liability.

(b) The municipality of São Paulo, through law, revoked the services tax exemption which until them the company withheld and thereafter issued tax deficiency notices related to the sewage service and ancillary activities, in the updated amount of R$ 547,510 (R$ 501,060 as of December 31, 2016), which currently are subject-matter of Tax Foreclosures, deemed by the Management as contingent liabilities. SABESP filed a writ of mandamus against this revocation, which was rejected. Writs of prevention and actions for annulment were also filed, aiming the suspension of enforceability of credits and the annulment of tax deficiency notices, as it understands that notwithstanding the exemption revocation, the sewage activities and ancillary activities are not included in the list of activities subject to taxation by municipality. The appellate decision was favorable to the Company. The Municipality’s special and extraordinary appeal is still pending. The Company’s Management deemed the proceeding as contingent liability.

(c) The Federal Revenue Service rejected some offset requests made by the Company for the extinction of IRPJ/CSLL payable, using favorable amounts, arising from undue payments of IRPJ/CSLL, which were paid based on monthly estimates. The amount involved was adjusted through December 31, 2017 and is R$ 42,173 (R$ 62,039 as of December 31, 2016).  Management considered this administrative proceeding as a contingent liability.

(d) The Company’s request for an authorization to offset taxes was rejected, overdue in the periods of July, August and September 2002 against the amount of IRPJ paid in excess in 1997 and 1998, due to inflation adjustment over the financial statements (Law 8,200/91), which was anticipated in 1996 due to an injunction, after excluded due discontinuance of proceeding and application of Provisional Measure 38/02. The Administrative Council of Tax Appeals rejected the credit from 1997. The amount involved was adjusted through December 31, 2017 and is estimated at R$ 51,374 (R$ 49,682 as of December 31, 2016). Management considered this administrative proceeding as a contingent liability.

(e) Some municipalities have filed several lawsuits against SABESP related to taxes and fines in general, which were accrued and deemed as contingent liabilities. As of December 31, 2017, the restated amounts of such lawsuits were R$ 40,123 (R$ 39,495 as of December 31, 2016) and R$ 582,168 (R$ 466,407 as of December 31, 2016), respectively.

(f) In 2005, the Brazilian Federal Revenue Service partially rejected the Company´s request of offsetting tax credits related to the Corporate Income Tax (IRPJ) and the Social Contribution on Net Income (CSLL) in the amount of approximately R$ 56,118, and R$ 8,659, respectively, which relate to the period from January to April 2003, for which the Company offset prior year IRPJ and CSLL negative balances. The amounts not ratified by the authority of IRPJ and CSLL are R$ 11,164 and R$ 698, totaling R$ 11,862 million. As the company was granted a partial relief in this matter, it considered the restated amount of R$ 8,296 as of December 31, 2017 (R$ 8,010 as of December 31, 2017) as a contingent liability and accrued R$ 1,415 (R$ 1,366 as of December 31, 2016) pursuant to item 3.15.

(g) SABESP filed two writs of mandamus pleading the declaration of unconstitutional municipal laws that levy the collection of taxes deriving from the use of public areas in the water and sewage network installation for  the rendering of basic sanitation public utilities. The first writ of mandamus was judged groundless at the lower court and the Court of Justice of São Paulo, in the appeal's records, partially granted relief to recognize the impossibility of charging the monthly contribution, due to unconstitutionality, deeming as valid the need of security and other requirements to issue the Statement of Use Permit– TPU, however, this decision had no effect since the rules, subject-matter of the first writ of mandamus were revoked.  The second writ of mandamus was granted partial relief to prohibit the enforceability of public price and the security for the use of public areas deriving from the municipal laws.  The municipality’s appeal, which was filed as special and extraordinary appeals, was rejected and is pending judgment. At the same time, the São Paulo State Appellate Court suspended the lawsuit until a final pronouncement regarding Federal Supreme Court’s general repercussion matter no. 261 on the Fee – Occupation – Light Pole – Electricity. Management considered it as a contingent liability, but was not able to estimate the amount involved, given the specificities of the lawsuit.

(v)               Labor claims

The Company is a party to labor lawsuits, involving issues such as overtime, shift schedule, health hazard premium and hazardous duty premium, prior notice, change of function, salary equalization, service outsourcing and other. Part of the amount involved is in provisional or final execution at various court levels. The R$ 143,800 increase in lawsuits deemed as contingent liabilities is mainly due to the new lawsuits filed and updates on lawsuits in progress.

(vi)            Environmental claims

These refer to several administrative proceedings and lawsuits filed by government entities, including Companhia de Tecnologia de Saneamento Ambiental – Cetesb and the Public Prosecution Office of the State of São Paulo, that aim affirmative and negative covenants and penalty is estimated due to failure to comply in addition to the imposition of indemnity due to environmental damages allegedly caused by the Company. The amounts accrued represent the best estimate of the Company at this moment, however, may differ from the amount to be disbursed as indemnity to alleged damages, in view of the current stage of referred proceedings. The R$ 561,400 increase in lawsuits deemed as contingent liabilities is mainly due to the new lawsuits filed and updates on lawsuits in progress.

Among the main lawsuits the Company is involved, there are public civil actions the subject-matters of which are: a) sentence SABESP to restrain itself from discharging or releasing sewage without due treatment; b) invest in the water and sewage treatment system of the municipality, under the penalty of paying a fine; c) payment of indemnity due to environmental damages, amongst others.

(d)      Other concession-related legal proceedings

The Company is party in concessions-related proceedings, where it challenges damage-related issues to recover the right of operating water supply and sewage collection services in few municipalities or the right to continue operating said services.

The amount of intangible assets related to the municipalities mentioned in the lawsuits mentioned below (except for item “h”) totaled R$ 28,417 as of December 31, 2017 (R$ 28,273 as of December 31, 2016), of which R$ 24,071 (items “c” to “g”) reclassified to indemnities receivable in noncurrent assets, and estimated losses in the full amount of the claim were recorded (see Note 14 (b)). All municipalities mentioned below are not operated by the Company. When a municipality is awarded a final an unappealable favorable sentence, allowing it to repossess sanitation service assets and operations, the Brazilian legislation provides for the indemnity of the Company’s investments.

(a) Cajobi filed an action to recover possession against SABESP, which was granted relief to maintain the municipality in the possession of water and sewage assets; the likelihood of the Company resuming operations is remote. As of February 18, 2018, the appeal filed in the Appellate Court was denied. Meanwhile, SABESP has filed a motion against the municipality of Cajobi aiming at the enumeration and appraisal of the concession assets, which is in the forensic accounting stage and will support the subsequent filing of an action for damages;

(b) Macatuba filed an action to recover possession against SABESP, which was granted relief; the likelihood of the Company resuming operations is remote. Meanwhile, SABESP has filed an appeal requesting the payment by the municipality of indemnity related to non-amortized reversible assets. The action is in the forensic accounting stage.  In this same action, the municipality of Macatuba counterclaimed because it believes that SABESP earned, through the collection of tariffs, more than the amount invested in the water and sewage system, requesting that the Company be sentenced to pay an indemnity to be calculated by forensic experts, which is deemed as a contingent liability;

(c) The Company filed a repossession action against the municipality of Álvares Florence, which was deemed groundless in an unappealable judgment. SABESP also filed an action for damages, requiring the payment related to non-amortized reversible assets. The Court sentenced the municipality to comply with the terms of the agreement. The municipality then filed motion and the appeal is pending judgment;

(d) Embaúba was granted relief after filling a repossession action against SABESP to maintain the municipality in the possession of water and sewage assets and was issued a final and unappealable judgment.  The indemnity action was judged groundless in first instance and upheld by the Court of Justice. SABESP filed a motion that is still pending judgment;

(e) Araçoiaba da Serra filed a repossession action against SABESP, which was granted relief to maintain the municipality in the possession of water and sewage assets and was issued a final and unappealable judgment.  SABESP filed an indemnity action, which is in progress, in the forensic expert stage;

(f) Itapira filed a repossession action against SABESP, which was granted relief to maintain the municipality in the possession of water and sewage assets, which was issued final and unappealable decision.  SABESP filed an indemnity action, which is pending judgment;

(g) Tuiuti, through an action, obtained the right to continue operating water and sewage services. However, in a counter-claim, the municipality was sentenced to pay an indemnity, as a final decision that became an execution object by SABESP. As of December 7, 2016, an official communication was issued requesting the payment of the award;

(h) Mauá is a defendant in a lawsuit filed by SABESP in 1996, in order to receive indemnification for its investments during the period of the concession agreement. The court found for the plaintiff and the decision was executed. The lawsuit is currently pending payment through registered warranties. The assets object of indemnification total R$ 85,918; estimated losses in the full amount were recorded.

(e)      Environmental lawsuits with settlements made in 2017

In 2017, the Company entered into several legal and administrative agreements totaling R$ 41,133. Of this amount, R$ 19,077 is related to the construction and R$ 22,056 to environmental indemnifications, recorded under “other liabilities”. The accumulated balance as of December 31, 2017, corresponding to environmental indemnifications, totaled R$ 43,014 (R$ 20,626 as of December 31, 2016).

(f)       Guarantee insurance for escrow deposit

The Company contracts guarantee insurance for escrow deposit, which was renewed as of May 25, 2017, in the amount of R$ 500 million. Such insurance will be used to settle legal claims instead of have immediate cash disbursement by the Company, such insurance is used until the conclusion of these proceedings limited to up to five years.

In 2017, the Company used R$ 101,192 of the total contracted amount (R$ 134,377 in 2016).